ACQUISITIONS AND DIVESTITURES ACQUISITION AND DIVESTITURES (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 10, 2019	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Jul. 18, 2019	Jan. 01, 2019
Disclosure of detailed information about business combination [line items]
Percent of ownership in mines		100.00%	100.00%
Barrick Gold Corporation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of interest held by shareholders						66.70%
Randgold [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						100.00%
Proportion of interest held by shareholders						33.30%
Share for share exchange						6.1280
Number of instruments or interests issued or issuable						583,669,178
Consideration transferred, acquisition-date fair value						$ 7,909,000,000
Fair value of acquired receivables						193,000,000
Tax claims related to foreign operations		$ 275,000,000	$ 275,000,000			$ 267,700,000.0
Taxes recoverable					$ 60,000,000
Revenue of acquiree since acquisition date		330,000,000	628,000,000
Profit (loss) of acquiree since acquisition date		$ 31,000,000	$ 60,000,000
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				$ 37,000,000
Newmont Goldcorp [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	61.50%
Proportion of ownership interests held by non-controlling interests	38.50%